Document And Entity Information	Oct. 23, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 23, 2026
Entity Registrant Name	EIKON THERAPEUTICS, INC.
Entity Central Index Key	0001861123
Entity Emerging Growth Company	true
Entity File Number	001-43085
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-2807586
Entity Address, Address Line One	230 Harriet Tubman Way
Entity Address, City or Town	Millbrae
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94030
City Area Code	(341)
Local Phone Number	777-0566
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	EIKN
Security Exchange Name	NASDAQ